LOANS, Activity of Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Activity of Loans [Abstract]
Beginning balance	[1]	$ 102,421,012
Proceeds from loans		6,164,853		$ 0	$ 0
Acquisition of notes result		(1,030,169)		(806,841)	1,174,202
Payment of loans		(86,187)		0	(3,981,411)
Ending balance	[1]	94,614,065	[2]	102,421,012
Amount cancelled through offsetting of principal payments maintained with creditor		901,526		1,163,922
Amount cancelled through offsetting of interest paid maintained with creditor		365,566		614,146
Leases Liabilities [Member]
Activity of Loans [Abstract]
Beginning balance		5,887,649		8,505,178
Inflation adjustment restatement		(4,769,942)		(3,164,211)
Accrued interest		382,649		568,315
Effect of foreign exchange effect		4,005,769		1,730,223
VAT unpaid installments		23,182		26,212
Proceeds from loans		0		0
Acquisition of notes result		0		0
Payment of loans		(901,526)		(1,163,922)
Acquisition of notes	[3]	0		0
Interest paid	[3]	(365,566)		(614,146)
Ending balance		4,262,215		5,887,649	8,505,178
Other Payables [Member]
Activity of Loans [Abstract]
Beginning balance		96,533,363		120,481,460
Inflation adjustment restatement		(58,645,278)		(44,998,198)
Accrued interest		5,875,804		7,321,812
Effect of foreign exchange effect		47,656,779		22,095,210
VAT unpaid installments		0		0
Proceeds from loans		6,164,853		0
Acquisition of notes result		1,030,169		806,841
Payment of loans		(86,187)		0
Acquisition of notes	[3]	(2,452,516)		(1,869,224)
Interest paid	[3]	(5,725,137)		(7,304,538)
Ending balance		$ 90,351,850		$ 96,533,363	$ 120,481,460

[1]	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.
[2]	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
[3]	For the years ended on December 31, 2022 and 2021, Ps. 365,566 and Ps. 614,146, respectively, were cancelled through the offseting of debit balances maintained with the creditor (Pampa Energía).